Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 03, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
2024 annual stock options to our NEOs were approved in late 2023 to be effective on January 3, 2024. 2024 annual stock option grants to other employees and other service providers (other than non-employee members of our board of directors) also were approved in advance by our compensation committee or, with respect to certain non-executive service providers, in advance by the equity award committee consisting of Dr. Watts, and effective on January 3, 2024. Other grants of stock options, such as for new hires, promotions or other non-routine grants, approved by the compensation committee typically are awarded during regularly scheduled compensation committee meetings, but periodically may be granted by unanimous written consent of the compensation committee. Other grants of stock options approved by the equity award committee are approved in advance, typically on a monthly basis, with the grants effective on the 3rd of the following month. Grants to our non-employee directors are automatically granted pursuant to our outside director compensation policy. We have never granted stock appreciation rights to any service providers.
Our board of directors, compensation committee, and equity award committee do not consider material nonpublic information (“MNPI”) when determining the timing or terms of stock options. Further, we have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
On January 8, 2024, three business days after the 2024 annual stock options were granted to our NEOs, the Company issued a press release and furnished a current report on Form 8-K announcing an update on its programs and expected milestones for 2024, as well as the Company’s participation in the 42nd Annual J.P. Morgan Healthcare Conference. The table below sets forth certain information regarding the 2024 annual stock options award to our NEOs. Except for these options, during fiscal year ended December 31, 2024, we did not grant any stock options to any of our NEOs in any period beginning four business days prior to the filing of a periodic report on Form 10‑Q or Form 10‑K or the filing or furnishing of a current report on Form 8‑K that discloses MNPI, and ending one business day after the filing or furnishing of such report.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information(1)

Ryan J. Watts, Ph.D.	01/03/2024	268,560	$20.33	$3,405,851	2.1%
Alexander O. Schuth, M.D.	01/03/2024	161,160	$20.33	$2,043,815	2.1%
Carole Ho, M.D.	01/03/2024	161,160	$20.33	$2,043,815	2.1%

(1)Calculated using the closing price of our common stock on NASDAQ on January 5, 2024 and January 9, 2024, of $19.34 and $19.74, per share, respectively.

Award Timing Method	Other grants of stock options, such as for new hires, promotions or other non-routine grants, approved by the compensation committee typically are awarded during regularly scheduled compensation committee meetings, but periodically may be granted by unanimous written consent of the compensation committee. Other grants of stock options approved by the equity award committee are approved in advance, typically on a monthly basis, with the grants effective on the 3rd of the following month. Grants to our non-employee directors are automatically granted pursuant to our outside director compensation policy. We have never granted stock appreciation rights to any service providers.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
2024 annual stock options to our NEOs were approved in late 2023 to be effective on January 3, 2024. 2024 annual stock option grants to other employees and other service providers (other than non-employee members of our board of directors) also were approved in advance by our compensation committee or, with respect to certain non-executive service providers, in advance by the equity award committee consisting of Dr. Watts, and effective on January 3, 2024. Other grants of stock options, such as for new hires, promotions or other non-routine grants, approved by the compensation committee typically are awarded during regularly scheduled compensation committee meetings, but periodically may be granted by unanimous written consent of the compensation committee. Other grants of stock options approved by the equity award committee are approved in advance, typically on a monthly basis, with the grants effective on the 3rd of the following month. Grants to our non-employee directors are automatically granted pursuant to our outside director compensation policy. We have never granted stock appreciation rights to any service providers.
Our board of directors, compensation committee, and equity award committee do not consider material nonpublic information (“MNPI”) when determining the timing or terms of stock options. Further, we have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information(1)

Ryan J. Watts, Ph.D.	01/03/2024	268,560	$20.33	$3,405,851	2.1%
Alexander O. Schuth, M.D.	01/03/2024	161,160	$20.33	$2,043,815	2.1%
Carole Ho, M.D.	01/03/2024	161,160	$20.33	$2,043,815	2.1%

(1)Calculated using the closing price of our common stock on NASDAQ on January 5, 2024 and January 9, 2024, of $19.34 and $19.74, per share, respectively.

Watts [Member]
Awards Close in Time to MNPI Disclosures
Name		Ryan J. Watts, Ph.D.
Underlying Securities | shares		268,560
Exercise Price | $ / shares		$ 20.33
Fair Value as of Grant Date | $		$ 3,405,851
Underlying Security Market Price Change		0.021
Schuth [Member]
Awards Close in Time to MNPI Disclosures
Name		Alexander O. Schuth, M.D.
Underlying Securities | shares		161,160
Exercise Price | $ / shares		$ 20.33
Fair Value as of Grant Date | $		$ 2,043,815
Underlying Security Market Price Change		0.021
Ho [Member]
Awards Close in Time to MNPI Disclosures
Name		Carole Ho, M.D.
Underlying Securities | shares		161,160
Exercise Price | $ / shares		$ 20.33
Fair Value as of Grant Date | $		$ 2,043,815
Underlying Security Market Price Change		0.021